SHAREHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
SHAREHOLDERS' EQUITY
NOTE 6  - SHAREHOLDERS’ EQUITY:

Sales Under ATM

On September 26, 2025 the Company entered into an At The Market Offering Agreement (the “Sales Agreement”) with a sales agent. In accordance with the terms of the Sales Agreement, the Company may offer and sell up to $13,170 of its newly issued ordinary shares from time to time through the sales agent.

The sales agent will not sell ordinary shares unless instructed by the Company and will use commercially reasonable efforts to sell on the Company’s behalf all of the ordinary shares requested to be sold by the Company, subject to the terms of the Sales Agreement.

The sales agent will be entitled to cash compensation equal to 3.0% of the gross sales price of ordinary shares sold under the Sales Agreement.

On March 25, 2026, the Company issued and sold 6,408 ordinary shares for $76, net of issuance  costs (including utilization of prepaid transaction expenses of $7 and placement agent fee), under the Sales Agreement for the Company’s ATM facility. For further details regarding additional amounts raised following the reporting period, see Note 12(a).

NOTE 9 - SHAREHOLDERS’ EQUITY:

a.	Issuances of shares:

1)	See Note 1(d) for a description of the issuance of ordinary shares pursuant to the Transactions.

2)	See Note 3(d) for a description of the issuances of ordinary pursuant to the ELOC Financing.

3)	See Note 8 for descriptions of share issuances pursuant to the January Offering, September Offering, January Inducement Offer and July Inducement Offer.

b.	Shareholders’ rights:

The ordinary shares of Silexion confer upon their holders the right to participate and vote in general meetings of Silexion and to share in the distribution of dividends, if any, declared by Silexion.

c.	At the market offering agreement

On September 26, 2025 the Company entered into an At The Market Offering Agreement (the “Sales Agreement”) with a sales agent. In accordance with the terms of the Sales Agreement, the Company may offer and sell up to $13,170 of its newly issued ordinary shares from time to time through the sales agent.

The sales agent will not sell ordinary shares unless instructed by the Company and will use commercially reasonable efforts to sell on the Company’s behalf all of the ordinary shares requested to be sold by the Company, subject to the terms of the Sales Agreement.

The sales agent will be entitled to cash compensation equal to 3.0% of the gross sales price of ordinary shares sold under the Sales Agreement. As of December 31, 2025, no ordinary shares had been sold under the Sales Agreement.